Supplementary cash flow information - Summary of Change in cash flow information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in non-cash working capital
Accounts receivable and other	$ (2,456)	$ 17,168
Inventories	(31,437)	(18,264)
Accounts payable and accrued liabilities	(1,862)	33,391
Total	(35,755)	32,295
Supplementary cash flow information
Income taxes paid	42,293	48,653
Interest paid	$ 36,750	$ 37,114